18. SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS: Schedule of Cash Flow, Supplemental Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Cash Flow, Supplemental Disclosures
	For the Year Ended
	December 31,	December 31,
	2024	2023
Cash interest paid	$204,598	$139,397
Non-cash activity:
Stock issued for professional services Maxim Group and Directors	$1,659,301	-